(Loss) Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income	$ 1,387	$ 18	$ (12,359)	$ 2,596	$ 795
Less: net (loss) income attributable to noncontrolling interests	188	(78)	210	(632)	(1,316)
Net income (loss) attributable to Borqs Technologies, Inc.	1,199	96	(12,569)	3,228	2,111
Accretion to redemption value of Convertible Redeemable Preferred Shares		(298)	(6,956)	(976)	(2,417)
Allocation to holders of Convertible Redeemable Preferred Shares				(2,252)
Net (loss) income attributable to Borqs Technologies, Inc.'s ordinary shareholders	$ 1,199	$ (202)	$ (19,525)		$ (306)
Denominator:
Weighted-average number of shares outstanding-basic	26,384,152	4,224,725	12,842,671	4,224,725	4,224,090
Weighted-average number of shares outstanding-diluted	27,471,885	4,224,725	12,842,671	4,224,725	4,224,090
(Loss) earnings per share-Basic:	$ 0.05	$ (0.05)	$ (1.52)	$ 0.00	$ (0.07)
(Loss) earnings per share-Diluted:	$ 0.04	$ (0.05)	$ (1.52)	$ 0.00	$ (0.07)